Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Other capital reserves [Member]	Foreign currency translation reserve [Member]	Remeasurement reserve [Member]	Retained earnings [Member]	Total
Balance, beginning of year at Dec. 31, 2020	$ 1,777,340	$ 55,937	$ 1,571	$ (81,708)	$ (53,334)	$ 1,699,806
Statements [Line Items]
Profit (loss)					(244,358)	(244,358)
Other comprehensive (loss) income			1,336	21,291		22,627
Total comprehensive (loss) income			1,336	21,291	(244,358)	(221,731)
Contributions by and distributions to owners:
Dividends					(4,146)	(4,146)
Stock options		1,919				1,919
Issuance of shares related to stock options redeemed	1,508	(528)				980
Total contributions by and distributions to owners	1,508	1,391			(4,146)	(1,247)
Balance, end of year at Dec. 31, 2021	1,778,848	57,328	2,907	(60,417)	(301,838)	1,476,828
Statements [Line Items]
Profit (loss)					70,382	70,382
Other comprehensive (loss) income			(17,666)	43,211		25,545
Total comprehensive (loss) income			(17,666)	43,211	70,382	95,927
Contributions by and distributions to owners:
Dividends					(4,047)	(4,047)
Stock options		1,848				1,848
Issuance of shares related to stock options redeemed	1,926	(673)				1,253
Total contributions by and distributions to owners	1,926	1,175			(4,047)	(946)
Balance, end of year at Dec. 31, 2022	$ 1,780,774	$ 58,503	$ (14,759)	$ (17,206)	$ (235,503)	$ 1,571,809